Financial risk management - Summary of Credit Risk Exposure By Risk Rating Grades (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [line items]
Financial assets	¥ 22,435,594	¥ 22,506,844
Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	2,075,559	2,347,740
Gross carrying amount [member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	11,266,558	10,912,163
Gross carrying amount [member] | AAA [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	895,392	659,016
Gross carrying amount [member] | AA [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	3,245,007	3,122,639
Gross carrying amount [member] | A [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	7,052,650	7,111,836
Gross carrying amount [member] | BBB [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	27,660	15,668
Gross carrying amount [member] | Other [Member] | Debt securities [member]
Disclosure of credit risk exposure [line items]
Financial assets	45,849	3,004
Not past due or due within 30 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	1,972,150	2,224,058
Due over 30 to 90 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	46,897	47,942
Due over 90 days [member] | Gross carrying amount [member] | Trade And Other Receivables Contract Assets [Member]
Disclosure of credit risk exposure [line items]
Financial assets	¥ 56,512	¥ 75,740